3. Patents (Details) - USD ($)	Sep. 30, 2018	Mar. 31, 2018	Mar. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Patents		$ 211,645	$ 211,645
Accumulated amortization		(135,813)	(126,649)
Finite-Lived Intangible Assets, Net	$ 71,250	$ 75,832	$ 84,996